Notes Payable to Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable to Related Parties

NOTE 5 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consists of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016

Notes payable to officers/shareholders (a)	$195,000	$195,000
Notes payable to officers/shareholders (b)	600,000	600,000
Notes payable to related parties (c)	300,000	-
Notes payable to related parties (d)	50,000	70,000
	1,145,000	865,000
Less: current portion	(545,000)	(265,000)
Non-current portion	$600,000	$600,000

a.	On July 1, 2012, the Company entered into unsecured notes payable agreements with two of its officers/shareholders. The maximum borrowings allowed under each individual note are $200,000. Through December 31, 2013, each note bore interest at 20% per annum. Beginning on January 1, 2014, the interest rate on the notes was reduced to 8% per annum. The notes are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at September 30, 2017 and December 31, 2016, respectively.

b.	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was outstanding on the combined notes at September 30, 2017, and December 31, 2016.

c.	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are unsecured, payable on demand and carry an interest of 14% per annum. A total of $300,000 was outstanding on the combined notes at September 30, 2017.

d.	The Company entered into note agreements with the parents of one of the Company’s officer/shareholders. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 and $70,000 was due on the loans as of September 30, 2017 and December 31, 2016, respectively. These loans were extended with the mutual consent.

Interest expense on the notes to related parties for the three months ended September 30, 2017 and 2016 was $27,877 and $17,795, respectively. Interest expense on the notes to related parties for the nine months ended September 30, 2017 and 2016 was $81,986 and $38,831, respectively. Accrued interest included in Amounts due to related parties at September 30, 2017 and December 31, 2016 was $125,856 and $68,471, respectively.

NOTE 5 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consists of the following at December 31, 2016 and 2015:

	2016	2015

Notes payable to officers/shareholders (a)	$195,000	$195,000
Notes payable to officers/shareholders (b)	600,000	-
Notes payable to related parties (c)	70,000	60,000
	865,000	255,000
Less: current portion	(265,000)	(255,000)
Non-current portion	$600,000	$-

a.	On July 1, 2012, the Company entered into notes payable agreements with two of its officers/shareholders. The maximum borrowings allowed under each individual note are $200,000. Through December 31, 2013, each note bore interest at 20% per annum. Beginning on January 1, 2014, the interest rate on the notes was reduced to 8% per annum. The notes are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at December 31, 2016 and 2015, respectively.

b.	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was due on the combined notes at December 31, 2016.

c.	In November 2015, the Company borrowed $60,000 from the parents of one of the Company’s officer/shareholders. The loan accrues interest at 10% per annum, is unsecured and is due on or before December 31, 2016. A total of $60,000 was owed on the loan as of December 31, 2016 and 2015.

In January 2016, the Company borrowed an additional $110,000 from relatives of one of the Company’s officers/shareholders. The loan accrues interest at 10% per annum, is unsecured and is currently due. In April 2016, $100,000 was repaid on the loan. A total of $10,000 was owed on the loan as of December 31, 2016.

Interest expense on the notes to related parties for the year ended December 31, 2016 and 2015 was $56,626 and $15,784, respectively. Interest paid to the related parties during the year ended December 31, 2016 and 2015 amounted to $17,124 and $0, respectively. Accrued interest included in Amounts due to related parties at December 31, 2016 and 2015 was $68,471 and $28,969, respectively.